FINANCIAL INSTRUMENTS (Schedule of Sensitivity Tests Relating to Changes in Market Factors) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Sensitivity test to changes in NIS and EURO exchange rates
Gain (loss) from change in exchange rate	$ (182)	$ 185	$ 94
5% increase in exchange rate [Member]
Sensitivity test to changes in NIS and EURO exchange rates
Gain (loss) from change in exchange rate	31	346	11
5% decrease in exchange rate [Member]
Sensitivity test to changes in NIS and EURO exchange rates
Gain (loss) from change in exchange rate	$ (31)	$ (346)	$ (11)